Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
Summary of other provisions

	Tax provisions 1	Provision for severance pay 2	Onerous contracts 3	Legal claims 4	Other Provisions 5	Total
	€	€	€	€	€	€
As at January 1, 2018	10,754	410	3,176	960	1,172	16,472
Arising during the year	774	292	—	612	54	1,732
Adoption of IFRS 16	—	—	(2,603)	—	—	(2,603)
Utilized	—	(390)	(90)	(569)	(901)	(1,950)
Unused amounts reversed	(1,305)	(30)	(239)	—	(1)	(1,575)
Exchange differences	(147)	19	43	4	—	(81)

As at December 31, 2018	10,076	301	287	1,007	324	11,995

Current	2,425	301	77	616	—	3,419
Non-current	7,651	—	210	391	324	8,576

	Tax provisions 1	Provision for severance pay 2	Onerous contracts 3	Legal claims 4	Other Provisions 5	Total
	€	€	€	€	€	€
As at December 31, 2018	10,076	301	287	1,007	324	11,995
Acquisition of a subsidiary	819	—	—	—	—	819
Arising during the year	167	819	—	1,699	9,139	11,824
Utilized	—	(628)	(74)	(3,810)	(4,177)	(8,689)
Unused amounts reversed	(841)	—	—	(1,736)	—	(2,577)
Reclassification	(5,226)	—	—	5,106	—	(120)
Exchange differences	(112)	7	20	3	—	(82)

As at December 31, 2019	4,883	499	233	2,269	5,286	13,170

Current	2,765	499	121	1,160	4,689	9,234
Non-current	2,118	—	112	1,109	597	3,936

1.
Tax provisions: The Group has accrued tax provision in accordance with applicable tax rules. Where uncertainty exists, the Group would make an accrual for tax liabilities based on management’s best estimate. Such provision was subject to continuous assessment and provision would be updated accordingly based on latest estimate and audit of related tax jurisdictions. Timing of any outflow of economic benefit is dependent on whether an operating subsidiary is selected for a tax audit and the results of the audit. In 2019, a €5,226 tax provision of IHAG from prior year for potential withholding tax obligations in Italy was reclassified to provision for legal claims. Thereafter, IHAG settled it with a payment of €3,490 resulting in a €1,736 reversal of legal claim provision.

2.
Provision for severance pay: The Group recognizes termination benefits as a liability and an expense at the earlier of the following dates: when it can no longer withdraw the offer of those benefits; and when it recognizes costs for a restructuring that is within the scope of IAS 37 and involves the payment of termination benefits. Payments are certain and are paid in accordance with the terms included in the respective termination agreement with the employee.

3.
Onerous contracts: Onerous contracts mainly related to spectator sports contracts in 2017 and expected loss resulting from office sublease. During 2017, as part of the valuation and measurement of assets and liabilities, the Group assessed on a regular basis any risks in connection with business and non-business-related
contracts as well as potential tax risks that could lead to a provision. In the past years, contracts with negative gross profit have been identified in summer sports and football. In 2017, a subsidiary of the Group exited its existing corporate headquarters for a new facility and as such a provision has been recognized for the former headquarters. The provision is based on the contractual remaining lease obligation, less an assumed sublease. This is then discounted to present value. Payments on the provision are certain and are made on a monthly basis in accordance with the lease agreement. Changes to sublease assumptions are updated as new market information becomes available.

4.
Legal claims in 2017 mainly resulted from the disputes with some employees and consultants in Italy. In 2018, provisions for claims increased due to pending risks in Italy, including new media litigation, access to signal mark-up
due to insolvency of a customer and litigation with a supplier. In 2019, the Group settled the new media litigation and litigation with a supplier with total payment of €256. The Group recognized €1,632 for legal cost due to its external legal counsel Homburger caused by the case of fraudulent activities of a former senior employee of one of the Group’s subsidiaries. The legal cost is expected to be paid within 24 months.

5.
In 2018, other provisions mainly resulted from two provisions for commercial partners in China. In 2019, the Group recognized a revenue deduction of €8,241 in sales of marketing and advertising rights based on the amount estimated to be paid to its customers as compensation for the fraudulent activities of a former senior employee of one of the Group’s subsidiaries. The fraudulent activities involved providing customers with less advertisement time than contractually promised. The case is reflected in the other provisions with a utilization of €3,
79
5 in 2019 for compensations already paid out and a remaining balance as of year-end
for payments still to be made of €4,446. The remaining payments are expected to be paid within 2020.